Share-based payments - Summary of number and weighted average exercise prices (WAEP) of, and movements in, share options (Detail)	9 Months Ended	12 Months Ended
	Dec. 31, 2018 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Share Options [Abstract]
Outstanding as of beginning of period/year | shares		3,994,004	1,330,541
Granted during the period/year | shares	1,330,541	1,711,307	2,704,003
Cancelled during the year | shares		(36,486)	(40,540)
At the end of the period/year | shares	1,330,541	5,668,825	3,994,004
Outstanding as of beginning of period/year | $ / shares		$ 7.8	$ 10.0
Granted during the period/year | $ / shares	$ 10.0	2.1	6.7
Cancelled during the year | $ / shares		10.0	10.0
At the end of the period/year | $ / shares	$ 10.0	$ 6.0	$ 7.8